Financial Instruments - Summary of An Explanation of Each Level (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Financial assets, at fair value	$ 21,443	$ 9,948
Liabilities
Financial liabilities, at fair value	0	990
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member]
Liabilities
Financial liabilities, at fair value	0	299
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value		0
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value		0
Accounts payable from acquisition of subsidiary (earn-out) [Member] | Financial liabilities at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Liabilities
Financial liabilities, at fair value		299
Short-term investments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	93,293	204,045
Short-term investments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Short-term investments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Long Term Investment [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0
Long Term Investment [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0
Long Term Investment [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	2,000
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 1 of fair value hierarchy [member]
Assets
Financial assets, at fair value	0	0
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 2 of fair value hierarchy [member]
Assets
Financial assets, at fair value	53	117
Derivative financial instruments [Member] | Financial assets at fair value through profit or loss, category [member] | Level 3 of fair value hierarchy [member]
Assets
Financial assets, at fair value	$ 0	$ 0